Financial Instruments (Details Narrative) - USD ($) $ in Thousands	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Cash	$ 8,476	$ 13,447	$ 4,053
Current Assets	15,852	15,418
Current liabilities	17,250	$ 7,412
Working capital deficiency	1,400
Derivative liabilities	6,800
Liquidity risk [member]
IfrsStatementLineItems [Line Items]
Cash	8,500
Current Assets	15,900
Current liabilities	$ 17,200